Segment Information - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Customer Segment	Dec. 31, 2020 EUR (€) Customer	Dec. 31, 2019 Customer
Disclosure of operating segments [line items]
Number of segments | Segment	2
Number of external customers exceeds10% group's revenue | Customer	0	0
Percentage of revenues increased	27.50%	23.40%
Increase in revenue from contract with customer	€ 181,883	€ 125,498
Total assets	1,418,842	967,979
Total liabilities	577,183	657,839
Unallocated Amounts
Disclosure of operating segments [line items]
Total assets	279,342	2,396
Total liabilities	€ 77,603	€ 217,890
Reportable Segments
Disclosure of operating segments [line items]
Number of segments | Segment	2
Biopharmaceutical and Diagnostic Solutions
Disclosure of operating segments [line items]
Segment sales percentage	82.00%	85.00%
Number of external customers exceeds10% group's revenue | Customer			1
Number of customers more than 10% of segment revenue | Customer	1
Percentage of operating profit margin	21.40%	18.10%
Percentage of gross profit margin	33.10%	29.60%	26.80%
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Disclosure of operating segments [line items]
Percentage of revenues increased	22.80%	24.10%
Increase decrease in revenue	€ 129,145	€ 110,105
Total assets	885,733	776,832
Total liabilities	€ 335,919	€ 330,624
Engineering
Disclosure of operating segments [line items]
Segment sales percentage	18.00%	15.00%
Number of customers more than 10% of segment revenue | Customer	1
Percentage of operating profit margin	10.50%	10.80%
Percentage of gross profit margin	19.30%	20.90%	18.00%
Engineering | Operating Segments
Disclosure of operating segments [line items]
Percentage of revenues increased	42.60%	20.70%
Increase decrease in revenue	€ 65,428	€ 26,310
Total assets	253,767	188,751
Total liabilities	€ 163,661	€ 109,325
Bottom of Range | Drug Containment Systems
Disclosure of operating segments [line items]
Segment sales percentage	50.00%